Accounting principles (Policies)	6 Months Ended
Jun. 30, 2026
Accounting principles
Use of estimates and judgment
3.1	Use of estimates and judgment

The preparation of financial statements requires management to make judgments and estimates and apply assumptions that can affect the carrying amounts of assets, liabilities, income and expenses, as well as the information presented in the accompanying notes. Actual reported values may differ from the accounting estimates made.

There have been no significant changes in the material judgments and main estimates used by management when applying the Company’s accounting policies in the preparation of these unaudited interim condensed consolidated financial statements from those described in the annual financial statements prepared in accordance with IFRS Accounting Standards for the year ended December 31, 2025. However, during the six-month period ended June 30, 2026, the Company completed a number of significant financing transactions, including the EIB Transactions and the Debt Financing Transaction, resulting in the issuance of new derivative instruments and equity instruments, as described in Note 1.2 - Significant events in the first six months of 2026.

Derivatives

The fair value measurement of the Legacy EIB Warrants was based on a Longstaff-Schwartz option valuation model. The valuation of the New EIB Warrants and the Lenders’ Warrants was based on a Black & Scholes approach including assumptions regarding the Company’s share price, expected volatility, expected term, risk-free interest rates and other market parameters.

In addition, the fair value measurement of the conversion option embedded in Convertible Bonds required management to estimate the value of the conversion feature separately from the host debt instrument. These valuations involve significant judgment and estimation uncertainty.

The accounting for these transactions required management to exercise judgment, in particular in assessing the classification of certain financial instruments under IAS 32 and IFRS 9, the identification and valuation of derivatives, and issued instruments. These estimates and judgments are described in Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities.

The conflict in Ukraine and the conflicts in the Middle East have not led to any material changes in the estimates or judgements made by management in the preparation of the Company’s consolidated financial statements.

Fair value measurement

3.2Fair value measurement

In the table below, financial instruments are measured at fair value according to a hierarchy comprising three levels of valuation inputs:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
●	Level 2: Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3: Unobservable inputs for the asset or liability.

The table below presents the financial liabilities of the Company measured at fair value on June 30, 2026:

At June 30, 2026 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	13,051
Total liabilities	—	—	13,051

The table below presents the financial liabilities of the Company measured at fair value at December 31, 2025:

At December 31, 2025 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	119,385
Total liabilities	—	—	119,385

Specific disclosure requirements for unaudited interim financial statements

3.3Specific disclosure requirements for unaudited interim financial statements

Seasonality of operations

The Company’s operations are not subject to material seasonal fluctuations.

Income tax

Income tax is recognized in the financial statements for each interim period. The amount corresponds to a best estimate calculated by applying the expected weighted average tax rate for the entire year.

The income tax amount recorded as due for an interim period may have to be adjusted in the subsequent interim period of the same year if the estimated annual average tax rate changes.

Going concern

3.4Going concern

From inception, the Company has financed its growth through successive capital increases, debt including royalty certificates, collaboration and license agreements and payment of French Research tax credit (Crédit d’Impôt Recherche, “CIR”) receivables. The Company continues to pursue its research and development activities for its product lanifibranor.

The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it was developing and the product candidate it continues to develop, which necessitates a research and development phase spanning several years. The Company does not expect to generate revenue from product sales in the near future. With the biopharmaceutical industry’s product development phases requiring increasing investments, the Company’s financing needs will continue to grow as clinical trials of lanifibranor progress.

As of June 30, 2026, the Company has €166.1 million of cash and cash equivalents, consisting of cash and short-term deposit accounts that are liquid and easily convertible within three months without penalty or risk of change in value (refer to Note 4.7 – Cash and Cash equivalents) and €67.8 million of short-term deposits convertible in a period exceeding three months, of which €30.0 million are required to be maintained in such form to comply with the minimum cash covenant under the Debt Financing Transaction. (refer to Note 4.6 – Trade receivables, tax receivables and other current assets).

At the date of authorization of issuance of these unaudited interim condensed consolidated financial statements, based on the Company’s existing cash and cash equivalents and short-term deposits, excluding the amount held to comply with the minimum cash covenant, the Company estimates that it would be able to finance its operations as currently planned until the end of the second quarter of 2027.

Accordingly, the Company’s current cash and cash equivalents will not be sufficient to cover its operating needs for at least the next 12 months. These events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

If the T3 Warrants issued in the Company’s Structured Financing are exercised in full for gross proceeds of up to c. €116.0 million and Tranche C of the Debt Financing Transaction is issued for gross proceeds of up to €55.0 million, the Company estimates that such potential additional proceeds would enable it to finance its activities until the beginning of the first quarter of 2028.

These estimates are based on the Company’s current business plan, take into account the net proceeds from the Combined Transaction announced on June 2, 2026, as well as the availability of T3 Warrants issued in our Structured Financing, and exclude any potential amounts payable to or by the Company and any additional expenditures related to the product candidate or resulting from any potential in licensing or acquisition of additional product candidates or technologies, or any associated product development the Company may pursue. The Company may have based these estimates on assumptions that are incorrect, the Company may amend its business plan in the future and may have to use its resources sooner than anticipated. These estimates may be shortened in the event of an increase in expenditure relating to the development program beyond the Company’s expectations, or if the anticipated timing of the development program changes. There can be no assurance whether, and to what extent, the T3 Warrants will be exercised and the Tranche C will be issued, if at all.

The Company will need to raise additional funds to support its activities and research and development programs, as currently planned, through:

●	potential issuances of ADSs under its existing ATM program;
●	potential other public or private offerings; and
●	potential strategic transactions such as business development partnerships and/or other business development arrangements.

The Company cannot guarantee that it will be able to obtain the necessary financing or execute any transaction, through any of the aforementioned measures or by other means, to meet its needs or to obtain funds on acceptable terms and conditions, on a timely basis, or at all. If the Company is unable to obtain funding in a timely manner, it may be required to significantly curtail, delay or discontinue one or more of its research or development program or the commercialization of any approved product or be unable to expand its operations or otherwise capitalize on its business opportunities, as desired, which would impair the Company’s prospects and operations. While recent financing events have improved the Company’s financial position, access to additional capital in the future remains subject to market conditions and investor interest.

If the Company is unable to continue as a going concern, the Company may have to liquidate assets and may receive less than the value at which those assets are carried on the Company’s financial statements. The Company may also determine to cease operations or file for bankruptcy protection. In any of these circumstances, it is likely that investors will lose all or part of their investment. If there remains substantial doubt about the Company’s ability to continue as a going concern, investors or other financing sources may be unwilling to provide funding to the Company on commercially reasonable terms, if at all.

The unaudited interim condensed consolidated financial statements as of and for the period ended June 30, 2026, have been prepared on a going concern basis assuming the Company will continue to operate for the foreseeable future. As such, they do not include any adjustments related to the amount or classification of assets and liabilities that may be required if the Company were not able to continue as a going concern.